Description of Business - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) MT m³	Dec. 31, 2019 USD ($)
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated		38
Exporting capacity per year | MT		1,000,000
Cash balance		$ 59,271	$ 66,130
Undrawn credit facilities		37,600
Revolving Credit Facility [Member]
Schedule Of Description Of Business [Line Items]
Drawdowns under the credit facility		51,000
Credit facility, amount outstanding		34,000
2017 Senior Unsecured Bonds [Member]
Schedule Of Description Of Business [Line Items]
Aggregate principal amount			$ 100,000
Debt instrument maturity date	Feb. 01, 2021		Feb. 28, 2021
2020 Secured Bonds [Member]
Schedule Of Description Of Business [Line Items]
Revolving credit facility, Additional borrowing		25,000
Revolving credit facility, Maximum borrowing		$ 210,000
2020 Senior Unsecured Bonds [Member]
Schedule Of Description Of Business [Line Items]
Aggregate principal amount	$ 100,000
Debt instrument maturity date	Sep. 30, 2025
Debt instrument, interest rate	8.00%
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated		31
Fully Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated		7
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³		20,600
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³		38,000